Revenue and Expenses - Other Expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Leases included in Other expenses	€ 80	€ 89	€ 123
Other external services	8,604	9,617	11,370
Taxes other than income tax	703	902	995
Change in trade provisions	660	860	974
Losses on disposal of fixed assets and changes in provisions for fixed assets	51	416	187
Goodwill impairment (Note 7)	416	519	206
Other operating expenses	462	468	589
Other expenses	10,976	12,871	14,444
Total	10,976	12,871	14,444
Increase (reduction) to tax expense due to decisions with tax authorities	€ 261	75
Telefónica Argentina
Disclosure of transactions between related parties [line items]
Losses on disposal of fixed assets and changes in provisions for fixed assets		375
Telefónica México
Disclosure of transactions between related parties [line items]
Losses on disposal of fixed assets and changes in provisions for fixed assets			€ 123
Other operating expenses		€ 167